PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2024	2025
	RMB	RMB	US$
Store operating equipment	3,216,933	4,148,162	592,062
Leasehold improvements	3,140,345	4,378,574	624,948
Office equipment and others	405,266	506,532	72,297
Office buildings	689,445	859,163	122,627
Assets subject to operating leases	346,223	346,223	49,416
Mechanical equipment	255,576	263,609	37,625
Construction in progress	152,980	380,666	54,331
	8,206,768	10,882,929	1,553,306
Less: accumulated depreciation	(3,115,060)	(4,578,884)	(653,538)
Less: impairment	(25,805)	(14,059)	(2,007)

	5,065,903	6,289,986	897,761